STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE O – STOCK OPTIONS AND WARRANTS

At June 30, 2022, the Company has outstanding a total of 864,375,000 warrants/options to the persons and upon the terms below:

Name	Date of Issuance	Shares upon Exercise of warrants or options	Exercise Price	Expiration Date
Lloyd Spencer (i)	March 7, 2022	165,000,000	$0.0004	March 7, 2027
Tangiers Investment Group, LLC (ii)	March 21, 2022	125,000,000	0.0004	March 21, 2027
MacRab, LLC (iii)	April 14, 2022	500,000,000	0.0004	April 14, 2027
MacRab, LLC (iv)	May 10, 2022	74,375,000	0.0004	May 10, 2027
Total		864,375,000

(i)	On March 7, 2022, the Company issued Lloyd Spencer (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $66,000. The Note has a term of one (1) year (Maturity date of March 7, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 7, 2022. In connection with this note, the Holder was issued warrants to purchase 165,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(ii)	On March 21, 2022, the Company issued Tangiers Investment Group, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $55,000. The Note has a term of one (1) year (Maturity date of March 21, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on March 21, 2022. In connection with this note, the Holder was issued warrants to purchase 125,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(iii)	On April 14, 2022, the Company and MacRab, LLC (the “Investor”) entered into a Standby Equity Commitment Agreement (the “Agreement”) whereby the Company shall issue and sell to the Investor, from time to time, up to $5,000,000 of the Company’s common stock. Under the terms of the Agreement, the Purchase Price of the Company’s common stock shall be 88% of the Market Price on the date the Purchase Price is calculated. The Market Price shall mean the average of the two lowest volume weighted average prices of the Company’s common stock during the Valuation Period. The transaction closed on April 14, 2022. In connection with this note, the Holder was issued warrants to purchase 500,000,000 shares of the Company’s Common Stock at $0.0004 per share.

(iv)	On May 10, 2022, the Company issued MacRab, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $33,056. The Note has a term of one (1) year (Maturity date of May 10, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. The transaction closed on May 10, 2022. In connection with this Note, the Holder was issued five-year warrants to purchase 74,375,000 shares of common stock at an exercise price of $0.0004 per share and 16,527,775 shares of common stock as commitment shares.

CARBONMETA TECHNOLOGIES, INC. AND SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE O – STOCK OPTIONS AND WARRANTS

Employee Stock Options

None

Non-employee Stock Options

None

Stock Purchase Warrants

As of December 31, 2021 and 2020, the Company had 0 and 0 outstanding warrants, respectively. Please see NOTE Q – SUBSEQUENT EVENTS for further information.